Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Deferred Tax Assets, Operating Loss Carryforwards	$ 1,958,897	$ 617,284
Deferred Tax Assets, Valuation Allowance	(1,958,897)	(617,284)
Deferred Tax Assets, Net of Valuation Allowance	$ 0	$ 0